Warrants and Earnout	12 Months Ended
Dec. 31, 2025
Warrants And Earnout
Warrants and Earnout

Note 3 – Warrants and Earnout

Warrants

As part of the reverse capitalization transaction related to the merger, the Company issued public warrants. Refer to Note 12 for a further description of the warrants.

Earnout

The former holders of shares of Legacy Syntec common shares are entitled to receive their pro rata share of up to 26,000,000 additional shares of common stock (the “Contingent Earnout”). The Company will issue 26,000,000 additional shares of Common Stock (the “Contingent Earnout”) to the Company’s existing stockholders at the Closing, which Contingent Earnout shares will vest upon Syntec Common shares achieving the following stock trading price thresholds (the “Contingent Earnout Trigger Price”) following the Closing: one-third (1/3rd) at $12.50 per share, one-third (1/3rd) at $14.00 per share, and one-third (1/3rd) at $15.50 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like). The Contingent Earnout shares which remain unvested as of the date five (5) years from the Closing (the “Earnout Period”) will be deemed cancelled and no longer subject to vesting.

SYNTEC OPTICS HOLDINGS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025 AND 2024

Note 3 – Warrants and Earnout – Continued

The Company accounts for the Contingent Earnout Shares as either equity-classified or liability-classified instruments based on an assessment of the Contingent Earnout Shares specific terms and applicable authoritative guidance in ASC 480, Distinguishing Liabilities from Equity (“ASC 480”) and ASC 815, Derivatives and Hedging (“ASC 815”) as defined below. The Company has determined that the Contingent Earnout Shares are indexed to the Company’s common shares and are therefore not precluded from equity classification. If the Contingent Earnout Shares are later determined to be liability-classified instruments, the Company would recognize subsequent changes in the fair value of such Contingent Earnout Shares within earnings at each reporting period during the earnout period. The pro forma value of the Contingent Earnout Consideration was estimated utilizing a Monte Carlo simulation model. The significant assumptions utilized in estimating the fair value of Contingent Earnout Consideration include the following: (1) our Common shares price of $8.73-$15.76; (2) normal distribution; (3) values assessed after the Earnout Period of five (5) years and; (4) discount rates ranging from 15.5%-19.5%.

The accounting treatment of the Contingent Earnout Shares have been recognized at fair value upon the closing of the merger and classified in stockholders’ equity.